EARNINGS PER SHARE ("EPS") (Details) - USD ($)	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Numerator:
Net (loss) income attributable to Hexindai Inc.'s shareholders	$ (71,198,381)	$ 5,532,581	$ 65,481,973
Denominator:
Weighted average number of ordinary shares outstanding-basic	48,757,199	48,693,162	44,977,780
Weighted average number of dilutive potential ordinary shares from share options		4,219,664	2,678,483
Weighted average number of ordinary shares outstanding-diluted	48,757,199	52,912,826	47,656,263
Basic net (loss) income per share	$ (1.46)	$ 0.11	$ 1.46
Diluted net (loss) income per share	$ (1.46)	$ 0.10	$ 1.37